Prepayments and other current assets	12 Months Ended
Dec. 31, 2018
Prepayments and other current assets
Prepayments and other current assets

8. Prepayments and other current assets

Prepayments and other current assets as of December 31, 2017 and 2018, consist of the following:

	As of
	December 31,
	2017	2018
	RMB	RMB
Deposits with a Business Partner for point-of-sale installment loans	15,605	—
Professional fees capitalized for issuance of new shares upon the initial public offering	13,348	—
Tax refund receivables from Tax Bureau*	7,834	—
Prepaid input value-added tax	9,309	6,493
Deposits to financial partners and other vendors	8,603	25,206
Prepaid service fees	6,555	19,872
Receivables from third-party online payment platforms	5,802	7,475
Short-term loan to a third party**	—	138,089

Financial guarantee assets	—	20,610
Others	1,847	11,263
Total	68,903	229,008

*     For the year ended December 31, 2017, one of the Group’s subsidiaries Sky City WOFE, prepaid enterprise income tax expense to local PRC tax bureau during the first nine months of 2017. However, Sky City WOFE incurred a tax loss and it was eventually assessed that it not subject to enterprise income tax for the year ended December 31, 2017. Hence, Sky City WOFE is entitled to receive tax refund from the tax bureau upon the completion of its 2017 annual tax filing.

**   On July 31, 2018, the Group entered into a loan agreement with an entity, namely Plutux Labs Limited (“Plutux Labs”), which is a digital assets and securities exchange platform in Asia.  Pursuant to the loan agreement, it was agreed that the Group provided a loan, with principal amount of US$20 million and an annual interest rate of 10.5% to Plutux Labs, without any requirements to Plutux Labs for collateral or pledge on this loan. The outstanding loan principal is repayable to the Company on the termination date which is defined in the agreement as “(i) one year upon receipt of the loan or (ii) any other date the borrower payoffs the loan to the Company. The term shall extend by written consent from both parties. As of December 31, 2018, the outstanding loan principal and accrued interests were RMB138,089. Subsequent to December 31, 2018, the Group fully collected the outstanding loan principal and interests (Note 25 (a)).

*** In February, 2018, Sky City WOFE entered into the loan agreement with one unaffiliated entity to obtain the loans with loan principal amounted to RMB14,000. In the next month, Sky City WOFE fully repaid the loan principals with the interest of RMB 4.6.  In September, 2018, Sky City WOFE entered into the loan agreements with three unaffiliated entities, respectively, to obtain the loans, with the aggregated loan principal amounted to RMB500,000. In the same month of 2018, SKY City WOFE fully repaid the abovementioned loan principals to these three unaffiliated entities, with aggregate amount of interests of RMB1,650.